CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share capital	Other reserves	AOCI	Deficit	Total
Balance beginning at Dec. 31, 2022	$ 16,329,958	$ 2,044,692	$ (574,949)	$ (3,019,851)	$ 14,779,850
Balance beginning (in shares) at Dec. 31, 2022	13,271,750
Value assigned to share options and warrants vested		549,456			549,456
Expiry of warrants	$ 238,217	(238,217)
Net loss for the year				(4,000,671)	(4,000,671)
Balance ending at Dec. 31, 2023	$ 16,568,175	2,355,931	(574,949)	(7,020,522)	11,328,635
Balance ending (in shares) at Dec. 31, 2023	13,271,750
Value assigned to share options and warrants vested		1,034,268			1,034,268
Net loss for the year				(3,078,731)	(3,078,731)
Balance ending at Dec. 31, 2024	$ 16,568,175	3,390,199	(574,949)	(10,099,253)	9,284,172
Balance ending (in shares) at Dec. 31, 2024	13,271,750
Exercise of share options	$ 640,905	(301,373)			339,532
Exercise of share options (in shares)	421,251
Value assigned to share options and warrants vested		262,500			262,500
Net loss for the year				(1,615,866)	(1,615,866)
Balance ending at Dec. 31, 2025	$ 17,209,080	$ 3,351,326	$ (574,949)	$ (11,715,119)	$ 8,270,338
Balance ending (in shares) at Dec. 31, 2025	13,693,001